Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member]
Beginning Balance at Oct. 31, 2020		$ 70,503	$ 18,239	$ 46,345	$ 360	$ 62,819	$ 5,308	$ 68,127	$ 2,376	$ (1,328)	$ 330	$ (163)	$ 639	$ (1,603)	[1]
Statement [Line Items]
Net income		2,398		2,265		2,265	43	2,308	90
Other comprehensive income (loss)		(667)				(660)		(660)	(7)	(1,030)	40	146	(182)	366	[1]
Total comprehensive income		1,731		2,265		1,605	43	1,648	83	(1,030)	40	146	(182)	366
Shares issued		50	58		(8)	50		50
Dividends and distributions paid to equity holders		(1,151)		(1,091)		(1,091)	(43)	(1,134)	(17)
Share-based payments	[2]	4			4	4		4
Other
Ending Balance at Jan. 31, 2021		71,137	18,297	47,519	356	63,387	5,308	68,695	2,442	(2,358)	370	(17)	457	(1,237)	[1]
Beginning Balance at Oct. 31, 2021		72,892	18,507	51,354	222	64,750	6,052	70,802	2,090	(4,709)	(270)	291	(214)	(431)	[1]
Statement [Line Items]
Net income		2,740		2,608		2,608	44	2,652	88
Other comprehensive income (loss)		1,070				1,009		1,009	61	1,030	(159)	129	(240)	249	[1]
Total comprehensive income		3,810		2,608		3,617	44	3,661	149	1,030	(159)	129	(240)	249	[1]
Shares issued		91	104		(13)	91		91
Shares repurchased/redeemed		(1,586)	(190)	(896)		(1,086)	(500)	(1,586)
Dividends and distributions paid to equity holders		(1,268)		(1,207)		(1,207)	(44)	(1,251)	(17)
Share-based payments	[2]	6			6	6		6
Other		1		(11)	12	1		1
Ending Balance at Jan. 31, 2022		$ 73,946	$ 18,421	$ 51,848	$ 227	$ 66,172	$ 5,552	$ 71,724	$ 2,222	$ (3,679)	$ (429)	$ 420	$ (454)	$ (182)	[1]

[1]	Includes Share from associates, Employee benefits and Own credit risk.
[2]	Represents amounts on account of share-based payments (refer to Note 13).